Trade and other receivables, net - Movements in Allowance for Trade Receivables (Details) - Accumulated impairment - Trade and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 1,114	$ 2,888	$ 4,266
Charge of the year	4,724	391	1,874
Unused amounts reversed	(863)	(892)	(1,371)
Used during the year	(24)	(1,129)	(173)
Exchange differences	(169)	(144)	(1,708)
Ending balance	$ 4,782	$ 1,114	$ 2,888